Loans and Allowance for Loan Losses - Narrative (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Changes in lines of credit,resrticted to commercial exposure
Total loans	$ 13,575,531	$ 12,281,510
Commercial and industrial | Commercial Portfolio Segment
Changes in lines of credit,resrticted to commercial exposure
Total loans	3,150,946	2,960,527
Business banking | Commercial Portfolio Segment
Changes in lines of credit,resrticted to commercial exposure
Total loans	1,090,492	1,334,694
Nonperforming Loans
Changes in lines of credit,resrticted to commercial exposure
Total loans		9,040,062
Nonperforming Loans | Commercial and industrial | Commercial Portfolio Segment
Changes in lines of credit,resrticted to commercial exposure
Total loans		2,960,527
Nonperforming Loans | Business banking | Commercial Portfolio Segment
Changes in lines of credit,resrticted to commercial exposure
Total loans		1,334,694
Unrated | Nonperforming Loans
Changes in lines of credit,resrticted to commercial exposure
Total loans		872,544
Unrated | Nonperforming Loans | Commercial and industrial | Commercial Portfolio Segment
Changes in lines of credit,resrticted to commercial exposure
Total loans		171,537
Unrated | Nonperforming Loans | Business banking | Commercial Portfolio Segment
Changes in lines of credit,resrticted to commercial exposure
Total loans		696,629
Unrated | Nonperforming Loans | Paycheck Protection Program | Commercial and industrial | Commercial Portfolio Segment
Changes in lines of credit,resrticted to commercial exposure
Total loans	3,600	112,800
Unrated | Nonperforming Loans | Paycheck Protection Program | Business banking | Commercial Portfolio Segment
Changes in lines of credit,resrticted to commercial exposure
Total loans	$ 6,200	$ 218,600